Property, Plant and Equipment, Net (Details) - Schedule of Composition of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	$ 13,633	$ 13,666
Less - accumulated depreciation	(2,808)	(2,421)
Property and equipment, net	10,825	11,245
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	2,142	1,588
Computers and Cars [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	280	289
Office, Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	41	43
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	3,723	3,915
Manufacturing Plant in Process [Member]
Property, Plant and Equipment [Line Items]
property, plant and equipment,gross	$ 7,447	$ 7,831